NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended
	Sep. 18, 2017	Jul. 21, 2017
Home State Bank [Member]
Secured promissory note	$ 160,329	$ 76,806
Secured promissory note interest rate	4.50%	4.50%
Secured promissory note amortized period	5 years	5 years
Principal and interest debt repayment monthly	$ 2,990	$ 1,434
Monthly installment due date	Sep. 20, 2022	Aug. 01, 2022
Home State Bank One [Member]
Secured promissory note	$ 160,329
Secured promissory note interest rate	4.50%
Secured promissory note amortized period	5 years
Principal and interest debt repayment monthly	$ 2,990
Monthly installment due date	Sep. 20, 2022